Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jul. 28, 2023
Related Parties (Details) [Line Items]
Outstanding warrants		$ 3,800
General and administrative expenses	$ 206
Private warrants [Member]
Related Parties (Details) [Line Items]
Private warrants outstanding (in Shares)	4,000,000